SUPPLEMENT DATED DECEMBER 28, 2022 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Charter Fund
Invesco Main Street All Cap Fund®
Invesco Rising Dividends Fund
Invesco Summit Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Statement of Additional Information of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – INVESTMENTS” for Invesco Charter Fund, Invesco Main Street All Cap Fund, Invesco Rising Dividends Fund and Invesco Summit Fund in Appendix H:
INVESTMENTS
The following information is as of October 31, 2021 (unless otherwise noted):
Fund	Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco Charter Fund
	Belinda Cavazos[1]	None
	Magnus Krantz[1]	None
	Benjamin Ram	None
Invesco Main Street All Cap Fund
	Belinda Cavazos[1]	None
	Joy Budzinski	$100,001–$500,000
	Magnus Krantz	$500,001–$1,000,000
Invesco Rising Dividends Fund
	Belinda Cavazos	$100,001–$500,000
	Peter Santoro[1]	None
	Raman Vardharaj	$100,001–$500,000
Invesco Summit Fund
	Ido Cohen	Over $1,000,000
	Erik Voss	$500,001–$1,000,000
	Ronald J. Zibelli, Jr.[1]	None
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – ASSETS MANAGED” for Invesco Charter Fund, Invesco Main Street All Cap Fund, Invesco Rising Dividends Fund and Invesco Summit Fund in Appendix H:
ASSETS MANAGED
The following information is as of October 31, 2021 (unless otherwise noted):
Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Charter Fund
Belinda Cavazos[1]	4	$5,221.4	None	None	45[2]	$11.0[2]
Magnus Krantz[1]	8	$6,442.0	1	$94.4	45[2]	$11.0[2]
Benjamin Ram	6	$15,722.2	1	$91.4	1[2]	$0.3[2]
Invesco Main Street All Cap Fund
Belinda Cavazos[1]	4	$5,221.4	None	None	45[2]	$11.0[2]
Joy Budzinski	6	$6,534.6	1	$132.1	47[2]	$106.3[2]
Magnus Krantz	7	$6,738.0	1	$132.1	47[2]	$106.3[2]

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Invesco Rising Dividends Fund
Belinda Cavazos	3	$3,305.7	None	None	46[2]	$13.4[2]
Peter Santoro[1]	5	$17,200.0	1	$79.2	1,072[2]	$216.1[2]
Raman Vardharaj	7	$6,541.5	1	$132.1	47[2]	$106.3[2]
Invesco Summit Fund
Ido Cohen	3	$17,948.1	4	$14,147.4	1	$244.7
Erik Voss	5	$20,040.9	2	$1,209.5	None	None
Ronald J. Zibelli, Jr.[1]	9	$15,100.0	2	$136.4	1[2]	$0.1[2]
1 The Portfolio Manager began serving on the Fund effective November 28, 2022. All information is provided as of October 31, 2022.
2 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
AEF-SOAI-1-SUP 122822